Description of Organization and Business Operations (Details) - USD ($)			3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	May 19, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units issued			10,000,000		10,000,000	10,000,000
Price per share	$ 9.20		$ 9.20	$ 9.20	$ 9.20	$ 9.20
Number of warrants to purchase shares issued	3,250,000		3,250,000	3,250,000	3,250,000	3,250,000
Price of warrants	$ 1.00					$ 1.00
Proceeds from issuance of warrants				$ 3,250,000		$ 3,250,000
Transaction costs		$ 2,456,726
Underwriting fees		2,000,000
Other offering costs		$ 456,726
Cash held outside of the Trust Account	$ 599,079		$ 599,079	599,079	$ 599,079	$ 519,800
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account	80.00%					80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination	50.00%					50.00%
Minimum net tangible assets upon consummation of the Company's initial Business Combination	$ 5,000,001		$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)	100.00%					100.00%
Threshold business days for redemption of public shares	10 days					10 days
IPO
Subsidiary, Sale of Stock [Line Items]
Number of units issued		10,000,000
Price per share	$ 18.00	$ 10.00	$ 18.00	$ 18.00	$ 18.00	$ 18.00
Proceeds from issuance of units		$ 100,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		3,250,000
Price of warrants		$ 1.00
Proceeds from issuance of warrants		$ 3,250,000